NATIONWIDE MUTUAL FUNDS
Nationwide Bailard Technology & Science Fund

Supplement dated November 5, 2021
to the Summary Prospectus dated March 1, 2021

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, all references to, and information regarding, Warren M. Johnson in the Summary Prospectus are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE